Income Tax (Details) - Schedule of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current	$ 14,671	$ 9,358
Deferred	5,606	4,685
Income tax expense	$ 20,277	$ 14,043